Share-Based Compensation to Employees	6 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
SHARE-BASED COMPENSATION TO EMPLOYEES

13. SHARE-BASED COMPENSATION TO EMPLOYEES

On February 14, 2020, the board of directors of the Company approved 2019 Equity Incentive Plan (“2019 Plan”), which allows for the award of stock and options, up to 3,732,590 ordinary shares to its employees, directors and consultants. The per share exercise price for the ordinary shares to be issued pursuant to exercise of an option will be no less than 100% or 110% of the fair market value per ordinary share on the date of grant.

On March 13, 2020, three independent directors of the Company entered into the independent director agreements and restricted stock award agreements (“Award Agreement”) with the Company. Pursuant to the Award Agreement, during the term of service as a director of the Company, each independent director of the Company shall be entitled to a fee of $2 per month ($24 per year) and 2,000 ordinary shares of the Company per year of service. On March 13, 2020, the Company granted each independent director 2,000 shares pursuant to the Award Agreement under the Company’s 2019 Plan. All of the Shares vest upon the date of grant.

On May 29, 2020, the Company granted executive officers and key employees 1,585,000 shares pursuant to the Award Agreement under the Company’s 2019 Plan. 50% shares vest immediately on the date of grant, and 50% shares vest on the date that is 90 days from the date of grant, subject to each person’s continued employment. All of the shares vest as of December 31, 2020 except for 24,000 shares cancelled due to two employees’ resignation from the Company.

On September 15, 2020, the Company entered into an independent director agreement with Mr. Ke Chen (“Chen Agreement”). Under the Chen Agreement, Mr. Chen will receive annual compensation in the amount of $2 per month ($24 per year), plus reimbursement of expenses, and 2,000 ordinary shares of the Company per year of service. On September 14, 2020, the Company granted Mr. Chen 2,000 Shares pursuant to the terms of the restricted stock award agreement under the Company’s 2019 Equity Incentive Plan. 100% of the Shares shall fully vest on September 14, 2021. In March, 2021, the Company issued 2,000 Shares subject to vesting.

A summary of the restricted ordinary shares activities for six months ended June 30, 2020 and 2021 is presented below.

	Number of shares	Weighted average grant date fair value
		US$
December 31, 2019	-	-
Granted	1,591,000	3.19
Forfeited or canceled	-	-
Vested	798,500	3.19
June 30, 2020	792,500	3.19

	Number of shares	Weighted average grant date fair value
		US$
December 31, 2020	2,000	3.01
Granted	-	-
Forfeited or canceled	-	-
Vested	-	-
June 30, 2021	2,000	3.01

Compensation expense recognized for restricted ordinary shares for the six months ended June 30, 2020 and 2021 was $2,585 and $189 respectively, and it was all allocated to General and administrative.